Contract assets/(liabilities) (Details) - USD ($)	Mar. 31, 2026	Sep. 30, 2025
Contract assets:
Retainage receivables	$ 1,017,280	$ 1,492,612
Revenue recognized in excess of amounts billed	2,990,167	2,607,149
Total contract assets	4,007,447	4,099,761
Less: allowance for credit losses	(933,944)	(457,308)
Total contract assets, net	3,073,503	3,642,453
Contract assets, current	1,860,487	1,698,439
Contract assets, non-current	1,213,016	1,944,014
Contract liabilities:
Payment received from customers in excess of revenue recognized	$ (98,667)	$ (163)